Cash, Restricted Cash and Cash Equivalents - Additional Information (Detail) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Performance Bonds | Restricted Cash
Cash and Cash Equivalents [Line Items]
Escrow Deposit	$ 507	$ 500